Companion Life

Separate Account C

Financial Statements as of December 31, 2021, and for each

of the Periods Presented in the Years Ended December 31,

2021 and 2020, and Report of Independent Registered

Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Companion Life Insurance Company

Omaha, NE

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 2 which comprise the Companion Life Separate Account C (the “Account”) as of December 31, 2021; the related statements of operations and changes in net assets for each of the two years in the period then ended, the financial highlights in Note 8 for each of the five years in the period then ended for each of the subaccounts, except for the subaccounts included in the table below; the financial highlights for the subaccounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2021, and the results of their operations and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Subaccounts Comprising Companion Life Separate Account C	Financial Highlights
Fidelity – VIP Asset Manager	For the years ended December 31, 2021, 2020, 2019, 2018 and for the period January 1, 2017 to February 2, 2017.

DWS – Bond	For the period January 1, 2021 to October 28, 2021 and for the years ended December 31, 2020, 2019, 2018 and 2017.

DWS – Money Market	For the period October 28, 2021 to December 31, 2021.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

Omaha, Nebraska
April 15, 2022

We have served as the Account’s auditor since 1996.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF NET ASSETS

DECEMBER 31, 2021

		Fair Value
NET ASSETS	Cost	Contracts in Accumulation (Deferred) Period	Contracts in Payout (Annuitization) Period	Net Assets	Shares
Investments:
Alger:
American Growth	$130,445	$156,308	$19,302	$175,610	2,166
American Small Capitalization	91,482	84,428	9,905	94,333	3,384
Federated:
Government Money Fund II	23,088	23,088	—	23,088	23,088
Fund for U.S. Government Securities II	98,671	96,032	—	96,032	8,967
Fidelity:
VIP Asset Manager: Growth	104,090	154,474	—	154,474	6,336
VIP Contrafund	141,605	238,689	—	238,689	4,392
VIP Equity Income	327,775	384,542	—	384,542	14,705
VIP Growth	50,689	83,818	—	83,818	818
VIP Index 500	86,190	235,501	—	235,501	503
MFS:
Core Equity Portfolio	121,562	162,164	—	162,164	5,016
Emerging Growth Series	76,512	141,989	—	141,989	1,789
High Yield Series	26,792	25,361	—	25,361	4,537
Research Series	56,265	89,578	—	89,578	2,321
Income Series II	55,210	54,194	—	54,194	5,524
Pioneer:
Equity Income VCT	8,769	8,611	—	8,611	440
Fund VCT	2,525	289	2,679	2,968	149
Mid Cap Value VCT	114,012	149,175	—	149,175	6,463
Real Estate Shares VCT	51,566	18,315	24,551	42,866	4,025
DWS
Global Opportunities	3,661	4,074	—	4,074	312
Core Equity VIP	15,605	22,407	—	22,407	1,546
International	51,188	47,843	—	47,843	6,197
Money Market	6,682	6,682	—	6,682	6,682
Small Cap Index VIP	5,035	6,755	—	6,755	363
T. Rowe Price:
Equity Income	562,980	725,877	—	725,877	24,140
International Stock	205,762	227,398	—	227,398	14,204
Limited-Term Bond	61,580	57,508	3,461	60,969	12,417
New America Growth	194,468	263,067	—	263,067	6,801
Moderate Allocation	247,552	295,048	—	295,048	13,038
Morgan Stanley:
VIF Emerging Markets Equity	31,527	42,079	—	42,079	2,324
VIF Core Plus Fixed Income	153,476	148,251	—	148,251	14,160

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	Alger				Federated
	American Growth		American Small Capitalization		Government Money Fund II
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$—	$240	$—	$927	$—	$47
Expenses:
Mortality & expense risk	(1,788)	(1,337)	(1,065)	(897)	(230)	(219)
Administrative charges	(356)	(266)	(212)	(180)	(46)	(44)

Net investment income (expense)	(2,144)	(1,363)	(1,277)	(150)	(276)	(216)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	7,993	5,624	9,212	4,820	—	—
Net realized gain distributions	39,197	21,464	31,126	6,219	—	—

Net realized gains (losses)	47,190	27,088	40,338	11,039	—	—

Change in unrealized appreciation (depreciation) during the year	(27,600)	43,293	(45,888)	35,155	—	—

Increase (decrease) in net assets from operations	17,446	69,018	(6,827)	46,044	(276)	(216)

Contract Transactions:
Payments received from contract owners	3,020	—	5,771	—	—	—
Transfers between subaccounts (including fixed account), net	(3,092)	(9,361)	1,397	(6,029)	2,136	883
Transfers for contract benefits and terminations	(10,780)	(2,642)	(17,112)	(9,155)	(708)	(2,441)
Contract maintenance charges	(85)	(106)	(18)	(27)	(14)	(21)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(10,937)	(12,109)	(9,962)	(15,211)	1,414	(1,579)

Total increase (decrease) in net assets	6,509	56,909	(16,789)	30,833	1,138	(1,795)
Net assets at beginning of year	169,101	112,192	111,122	80,289	21,950	23,745

Net assets at end of year	$175,610	$169,101	$94,333	$111,122	$23,088	$21,950

Accumulation units:
Purchases	34	—	124	1	1,731	1,040
Withdrawals	(132)	(156)	(252)	(293)	(585)	(2,298)

Net increase (decrease) in units outstanding	(98)	(156)	(128)	(292)	1,146	(1,258)
Units outstanding at beginning of year	1,640	1,796	1,508	1,800	17,739	18,997

Units outstanding at end of year	1,542	1,640	1,380	1,508	18,885	17,739

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	Federated (continued)		Fidelity
	Fund for U.S. Government Securities II		VIP Asset Manager: Growth		VIP Contrafund
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$1,922	$2,133	$2,127	$1,517	$131	$406
Expenses:
Mortality & expense risk	(969)	(939)	(1,551)	(1,338)	(2,148)	(1,644)
Administrative charges	(193)	(188)	(309)	(267)	(426)	(327)

Net investment income (expense)	760	1,006	267	(88)	(2,443)	(1,565)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(87)	(862)	9,908	1,061	3,416	1,022
Net realized gain distributions	—	—	2,178	1,863	27,045	821

Net realized gains (losses)	(87)	(862)	12,086	2,924	30,461	1,843

Change in unrealized appreciation (depreciation) during the year	(3,788)	3,624	5,856	18,200	21,855	42,750

Increase (decrease) in net assets from operations	(3,115)	3,768	18,209	21,036	49,873	43,028

Contract Transactions:
Payments received from contract owners	—	—	11,180	—	3,036	—
Transfers between subaccounts (including fixed account), net	9,522	3,771	(1,368)	688	40	(405)
Transfers for contract benefits and terminations	(3,262)	(96,392)	(25,532)	(2,859)	(5,136)	(1,007)
Contract maintenance charges	(43)	(56)	(38)	(51)	(46)	(83)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	6,217	(92,677)	(15,758)	(2,222)	(2,106)	(1,495)

Total increase (decrease) in net assets	3,102	(88,909)	2,451	18,814	47,767	41,533
Net assets at beginning of year	92,930	181,839	152,023	133,209	190,922	149,389

Net assets at end of year	$96,032	$92,930	$154,474	$152,023	$238,689	$190,922

Accumulation units:
Purchases	427	395	227	30	23	2
Withdrawals	(141)	(4,756)	(555)	(81)	(40)	(17)

Net increase (decrease) in units outstanding	286	(4,361)	(328)	(51)	(17)	(15)
Units outstanding at beginning of year	4,217	8,578	3,359	3,410	1,643	1,658

Units outstanding at end of year	4,503	4,217	3,031	3,359	1,626	1,643

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	Fidelity (continued)
	VIP Equity Income		VIP Growth		VIP Index 500
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$7,063	$5,734	$—	$42	$2,733	$3,041
Expenses:
Mortality & expense risk	(3,734)	(3,124)	(985)	(731)	(2,367)	(1,864)
Administrative charges	(743)	(622)	(117)	(87)	(408)	(322)

Net investment income (expense)	2,586	1,988	(1,102)	(776)	(42)	855

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	6,487	(2,735)	1,433	927	10,627	11,055
Net realized gain distributions	40,954	14,928	16,158	5,388	1,599	574

Net realized gains (losses)	47,441	12,193	17,591	6,315	12,226	11,629

Change in unrealized appreciation (depreciation) during the year	26,968	1,073	(1,418)	15,634	40,043	16,031

Increase (decrease) in net assets from operations	76,995	15,254	15,071	21,173	52,227	28,515

Contract Transactions:
Payments received from contract owners	—	30,478	—	—	180	180
Transfers between subaccounts (including fixed account), net	(2,931)	1,967	—	—	(8,763)	(7,213)
Transfers for contract benefits and terminations	(31,798)	(64,765)	(2,146)	(1,555)	(5,548)	(2,169)
Contract maintenance charges	(94)	(131)	(19)	(17)	(63)	(69)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(34,823)	(32,451)	(2,165)	(1,572)	(14,194)	(9,271)

Total increase (decrease) in net assets	42,172	(17,197)	12,906	19,601	38,033	19,244
Net assets at beginning of year	342,370	359,567	70,912	51,311	197,468	178,224

Net assets at end of year	$384,542	$342,370	$83,818	$70,912	$235,501	$197,468

Accumulation units:
Purchases	2	698	—	—	12	192
Withdrawals	(569)	(1,374)	(17)	(17)	(223)	(379)

Net increase (decrease) in units outstanding	(567)	(676)	(17)	(17)	(211)	(187)
Units outstanding at beginning of year	6,314	6,990	640	657	3,255	3,442

Units outstanding at end of year	5,747	6,314	623	640	3,044	3,255

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MFS
	Core Equity Portfolio		Emerging Growth Series		High Yield Series
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$667	$887	$—	$—	$1,247	$1,289
Expenses:
Mortality & expense risk	(1,563)	(1,242)	(1,320)	(1,060)	(252)	(231)
Administrative charges	(311)	(247)	(263)	(211)	(50)	(46)

Net investment income (expense)	(1,207)	(602)	(1,583)	(1,271)	945	1,012

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	3,391	1,481	5,850	5,925	(215)	(32)
Net realized gain distributions	11,433	6,132	18,118	6,679	—	—

Net realized gains (losses)	14,824	7,613	23,968	12,604	(215)	(32)

Change in unrealized appreciation (depreciation) during the year	19,361	13,838	3,712	16,676	(181)	(76)

Increase (decrease) in net assets from operations	32,978	20,849	26,097	28,009	549	904

Contract Transactions:
Payments received from contract owners	180	180	6,153	—	2,743	—
Transfers between subaccounts (including fixed account), net	(7,559)	(7,311)	(1,555)	(2,626)	534	552
Transfers for contract benefits and terminations	(3,978)	(828)	(7,999)	(8,665)	(2,997)	(124)
Contract maintenance charges	(51)	(58)	(41)	(48)	(6)	(7)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(11,408)	(8,017)	(3,442)	(11,339)	274	421

Total increase (decrease) in net assets	21,570	12,832	22,655	16,670	823	1,325
Net assets at beginning of year	140,594	127,762	119,334	102,664	24,538	23,213

Net assets at end of year	$162,164	$140,594	$141,989	$119,334	$25,361	$24,538

Accumulation units:
Purchases	14	235	58	5	100	19
Withdrawals	(181)	(396)	(88)	(146)	(92)	(5)

Net increase (decrease) in units outstanding	(167)	(161)	(30)	(141)	8	14
Units outstanding at beginning of year	2,443	2,604	1,172	1,313	767	753

Units outstanding at end of year	2,276	2,443	1,142	1,172	775	767

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MFS (continued)				Pioneer
	Research Series		Income Series II		Equity Income VCT
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$467 $	504	$1,730	$1,826	$97	$150
Expenses:
Mortality & expense risk	(864)	(718)	(546)	(489)	(79)	(63)
Administrative charges	(172)	(143)	(109)	(97)	(16)	(12)

Net investment income (expense)	(569)	(357)	1,075	1,240	2	75

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	3,883	2,005	(50)	26	(12)	(32)
Net realized gain distributions	4,889	2,778	2,246	—	—	241

Net realized gains (losses)	8,772	4,783	2,196	26	(12)	209

Change in unrealized appreciation (depreciation) during the year	9,628	5,526	(3,648)	2,482	1,668	(388)

Increase (decrease) in net assets from operations	17,831	9,952	(377)	3,748	1,658	(104)

Contract Transactions:
Payments received from contract owners	2,906	—	2,766	—	—	—
Transfers between subaccounts (including fixed account), net	(2,761)	(144)	4,590	1,820	—	—
Transfers for contract benefits and terminations	(6,864)	(8,385)	(4,810)	(838)	—	—
Contract maintenance charges	(27)	(34)	(23)	(28)	(7)	(7)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(6,746)	(8,563)	2,523	954	(7)	(7)

Total increase (decrease) in net assets	11,085	1,389	2,146	4,702	1,651	(111)
Net assets at beginning of year	78,493	77,104	52,048	47,346	6,960	7,071

Net assets at end of year	$89,578	$78,493	$54,194	$52,048	$8,611	$6,960

Accumulation units:
Purchases	39	15	284	136	—	—
Withdrawals	(127)	(170)	(186)	(101)	(1)	—

Net increase (decrease) in units outstanding	(88)	(155)	98	35	(1)	—
Units outstanding at beginning of year	1,181	1,336	2,012	1,977	215	215

Units outstanding at end of year	1,093	1,181	2,110	2,012	214	215

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	Pioneer (continued)
	Fund VCT		Mid Cap Value VCT		Real Estate Shares VCT
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$3	$11	$1,372	$1,424	$404	$534
Expenses:
Mortality & expense risk	(28)	(23)	(1,475)	(1,180)	(372)	(315)
Administrative charges	(6)	(4)	(294)	(235)	(74)	(63)

Net investment income (expense)	(31)	(16)	(397)	9	(42)	156

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	23	(30)	4,572	(1,366)	(1,220)	(1,293)
Net realized gain distributions	217	187	—	3,793	—	7,784

Net realized gains (losses)	240	157	4,572	2,427	(1,220)	6,491

Change in unrealized appreciation (depreciation) during the year	432	330	32,334	1,307	13,667	(9,744)

Increase (decrease) in net assets from operations	641	471	36,509	3,743	12,405	(3,097)

Contract Transactions:
Payments received from contract owners	—	—	154	180	—	—
Transfers between subaccounts (including fixed account), net	—	—	(12,669)	10,072	(223)	734
Transfers for contract benefits and terminations	(210)	(162)	(14,065)	(1,252)	(1,869)	(1,611)
Contract maintenance charges	(9)	(9)	(48)	(54)	(13)	(24)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(219)	(171)	(26,628)	8,946	(2,105)	(901)

Total increase (decrease) in net assets	422	300	9,881	12,689	10,300	(3,998)
Net assets at beginning of year	2,546	2,246	139,294	126,605	32,566	36,564

Net assets at end of year	$2,968	$2,546	$149,175	$139,294	$42,866	$32,566

Accumulation units:
Purchases	—	—	4	564	3	14
Withdrawals	(6)	(7)	(478)	(325)	(36)	(31)

Net increase (decrease) in units outstanding	(6)	(7)	(474)	239	(33)	(17)
Units outstanding at beginning of year	84	91	2,889	2,650	596	613

Units outstanding at end of year	78	84	2,415	2,889	563	596

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	DWS
	Bond		Global Opportunities		Core Equity VIP
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$139	$181	$3	$17	$102	$308
Expenses:
Mortality & expense risk	(69)	(83)	(40)	(31)	(260)	(290)
Administrative charges	(9)	(10)	(8)	(6)	(52)	(58)

Net investment income (expense)	61	88	(45)	(20)	(210)	(40)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(323)	(6)	6	(25)	4,358	167
Net realized gain distributions	—	—	—	—	1,010	1,314

Net realized gains (losses)	(323)	(6)	6	(25)	5,368	1,481

Change in unrealized appreciation (depreciation) during the year	165	395	521	576	623	2,807

Increase (decrease) in net assets from operations	(97)	477	482	531	5,781	4,248

Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—
Transfers between subaccounts (including fixed account), net	(6,699)	—	(135)	126	(1,264)	(14)
Transfers for contract benefits and terminations	—	—	(55)	(42)	(15,543)	(783)
Contract maintenance charges	(6)	(8)	(9)	(9)	(16)	(17)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(6,705)	(8)	(199)	75	(16,823)	(814)

Total increase (decrease) in net assets	(6,802)	469	283	606	(11,042)	3,434
Net assets at beginning of year	6,802	6,333	3,791	3,185	33,449	30,015

Net assets at end of year	$—	$6,802	$4,074	$3,791	$22,407	$33,449

Accumulation units:
Purchases	—	—	1	4	—	16
Withdrawals	(298)	(1)	(5)	(2)	(400)	(38)

Net increase (decrease) in units outstanding	(298)	(1)	(4)	2	(400)	(22)
Units outstanding at beginning of year	298	299	80	78	874	896

Units outstanding at end of year	—	298	76	80	474	874

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	DWS (continued)
	International		Money Market		Small Cap Index VIP
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$1,160	$1,568	$—	$—	$56	$50
Expenses:
Mortality & expense risk	(479)	(420)	(15)	—	(68)	(46)
Administrative charges	(96)	(85)	(2)	—	(14)	(9)

Net investment income (expense)	585	1,063	(17)	—	(26)	(5)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(765)	(3,493)	—	—	22	1
Net realized gain distributions	—	—	—	—	391	471

Net realized gains (losses)	(765)	(3,493)	—	—	413	472

Change in unrealized appreciation (depreciation) during the year	3,762	2,337	—	—	397	444

Increase (decrease) in net assets from operations	3,582	(93)	(17)	—	784	911

Contract Transactions:
Payments received from contract owners	5,272	—	—	—	—	—
Transfers between subaccounts (including fixed account), net	291	3,310	6,699	—	(1)	—
Transfers for contract benefits and terminations	(7,199)	(6,924)	—	—	—	—
Contract maintenance charges	(12)	(16)	—	—	—	—
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(1,648)	(3,630)	6,699	—	(1)	—

Total increase (decrease) in net assets	1,934	(3,723)	6,682	—	783	911
Net assets at beginning of year	45,909	49,632	—	—	5,972	5,061

Net assets at end of year	$47,843	$45,909	$6,682	$—	$6,755	$5,972

Accumulation units:
Purchases	326	258	5,407	—	—	—
Withdrawals	(410)	(493)	—	—	—	—

Net increase (decrease) in units outstanding	(84)	(235)	5,407	—	—	—
Units outstanding at beginning of year	2,446	2,681	—	—	163	163

Units outstanding at end of year	2,362	2,446	5,407	—	163	163

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	T. Rowe Price
	Equity Income		International Stock		Limited-Term Bond
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$10,922	$12,536	$1,380	$1,119	$820	$1,132
Expenses:
Mortality & expense risk	(7,107)	(5,519)	(2,323)	(1,929)	(619)	(579)
Administrative charges	(1,367)	(1,061)	(463)	(384)	(123)	(115)

Net investment income (expense)	2,448	5,956	(1,406)	(1,194)	78	438

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	10,488	2,898	2,842	3,156	8	(561)
Net realized gain distributions	51,053	13,219	15,241	8,702	370	—

Net realized gains (losses)	61,540	16,116	18,083	11,858	378	(561)

Change in unrealized appreciation (depreciation) during the year	81,265	(22,663)	(16,609)	15,423	(1,130)	2,016

Increase (decrease) in net assets from operations	145,253	(591)	68	26,087	(674)	1,893

Contract Transactions:
Payments received from contract owners	180	32,124	5,535	180	—	—
Transfers between subaccounts (including fixed account), net	(16,055)	14,242	9,328	(3,140)	5,600	2,406
Transfers for contract benefits and terminations	(19,006)	(68,806)	(9,487)	(7,801)	(2,775)	(29,176)
Contract maintenance charges	(102)	(113)	(69)	(95)	(45)	(56)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(34,983)	(22,553)	5,307	(10,856)	2,780	(26,826)

Total increase (decrease) in net assets	110,270	(23,144)	5,375	15,231	2,106	(24,933)
Net assets at beginning of year	615,607	638,751	222,023	206,792	58,863	83,796

Net assets at end of year	$725,877	$615,607	$227,398	$222,023	$60,969	$58,863

Accumulation units:
Purchases	27	1,190	544	544	301	258
Withdrawals	(521)	(1,561)	(368)	(948)	(149)	(1,789)

Net increase (decrease) in units outstanding	(494)	(371)	176	(404)	152	(1,531)
Units outstanding at beginning of year	9,972	10,343	7,599	8,003	3,238	4,769

Units outstanding at end of year	9,478	9,972	7,775	7,599	3,390	3,238

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	T. Rowe Price (continued)				Morgan Stanley
	New America Growth		Moderate Allocation		VIF Emerging Markets Equity
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$—	$—	$2,906	$3,583	$339	$480
Expenses:
Mortality & expense risk	(2,798)	(2,107)	(3,005)	(2,670)	(418)	(343)
Administrative charges	(454)	(344)	(598)	(532)	(83)	(68)

Net investment income (expense)	(3,252)	(2,451)	(697)	381	(162)	69

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	6,759	6,912	9,555	6,957	962	931
Net realized gain distributions	49,011	33,805	27,214	9,497	—	582

Net realized gains (losses)	55,770	40,717	36,769	16,454	962	1,513

Change in unrealized appreciation (depreciation) during the year	(8,854)	31,254	(11,023)	16,412	24	3,361

Increase (decrease) in net assets from operations	43,664	69,520	25,049	33,247	824	4,943

Contract Transactions:
Payments received from contract owners	2,921	—	5,552	39,850	60	60
Transfers between subaccounts (including fixed account), net	(3,309)	(5,512)	1,011	1,526	1,431	(838)
Transfers for contract benefits and terminations	(9,345)	(13,771)	(37,229)	(50,823)	(533)	(205)
Contract maintenance charges	(48)	(52)	(93)	(142)	(18)	(19)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(9,781)	(19,335)	(30,759)	(9,589)	940	(1,002)

Total increase (decrease) in net assets	33,883	50,185	(5,710)	23,658	1,764	3,941
Net assets at beginning of year	229,184	178,999	300,758	277,100	40,315	36,374

Net assets at end of year	$263,067	$229,184	$295,048	$300,758	$42,079	$40,315

Accumulation units:
Purchases	23	—	105	796	113	163
Withdrawals	(99)	(234)	(611)	(1,016)	(79)	(189)

Net increase (decrease) in units outstanding	(76)	(234)	(506)	(220)	34	(26)
Units outstanding at beginning of year	2,008	2,242	5,172	5,392	1,319	1,345

Units outstanding at end of year	1,932	2,008	4,666	5,172	1,353	1,319

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	Morgan Stanley (continued)
	VIF Core Plus Fixed Income
	2021	2020
Income:
Dividends	$5,627	$3,414
Expenses:
Mortality & expense risk	(1,410)	(1,212)
Administrative charges	(281)	(241)

Net investment income (expense)	3,936	1,961

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	11	606
Net realized gain distributions	9,326	1,248

Net realized gains (losses)	9,337	1,854

Change in unrealized appreciation (depreciation) during the year	(15,266)	3,671

Increase (decrease) in net assets from operations	(1,993)	7,486

Contract Transactions:
Payments received from contract owners	240	240
Transfers between subaccounts (including fixed account), net	25,804	509
Transfers for contract benefits and terminations	(2,030)	(804)
Contract maintenance charges	(64)	(65)
Adjustments to net assets allocated to contracts in payout year	—	—

Net increase (decrease) in net assets from contract transactions	23,950	(120)

Total increase (decrease) in net assets	21,957	7,366
Net assets at beginning of year	126,294	118,928

Net assets at end of year	$148,251	$126,294

Accumulation units:
Purchases	1,178	421
Withdrawals	(92)	(438)

Net increase (decrease) in units outstanding	1,086	(17)
Units outstanding at beginning of year	5,654	5,671

Units outstanding at end of year	6,740	5,654

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

1.	NATURE OF OPERATIONS

Companion Life Separate Account C (the “Separate Account”) was established by Companion Life Insurance Company (“Companion”) on February 18, 1994, under the laws of the State of New York, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account is a funding vehicle for individual variable annuity contracts. The assets of the Separate Account are owned by Companion, however, the net assets of the Separate Account are clearly identified and distinguished from Companion’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Companion may conduct.

A contract owner of the Separate Account may allocate funds to the fixed income account, which is part of Companion’s general account, in addition to the subaccounts detailed below. Interests in the fixed income account have not been registered under the Securities Act of 1933 and Companion has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions under such acts.

2.	SUBACCOUNTS

The Separate Account is divided into subaccounts for which accumulation units are separately maintained. Each subaccount invests exclusively in shares of a corresponding mutual fund portfolio. The available subaccounts with activity during 2021 or 2020 are:

Alger

Alger American Fund

Alger American LargeCap Growth Portfolio Class O (“American Growth”)

Alger American SmallCap Growth Portfolio Class O (“American Small Capitalization”)

Federated

Federated Insurance Series

Federated Hermes Government Money Market Fund II Portfolio (“Government Money Fund II”)

Federated Hermes Fund for U.S. Government Securities II (“Fund for U.S. Government Securities II”)

Fidelity

Fidelity Variable Insurance Products Fund

Fidelity VIP Equity-Income Portfolio Initial Class (“VIP Equity Income”)

Fidelity VIP Growth Portfolio Initial Class (“VIP Growth”)

Fidelity Variable Insurance Products

Fidelity VIP Asset Manager: Growth Portfolio Initial Class (“VIP Asset Manager: Growth”)

Fidelity VIP Contrafund Portfolio Service Class (“VIP Contrafund”)

Fidelity VIP Index 500 Portfolio Initial Class (“VIP Index 500”)

MFS

MFS Variable Insurance Trust

MFS Core Equity Portfolio (“Core Equity Portfolio”)

MFS Growth Series Portfolio Initial Class (“Emerging Growth Series”)

MFS VIT II High Yield Initial Class (“High Yield Series”)

MFS Research Series Portfolio Initial Class (“Research Series”)

MFS VIT II Income Initial Class (“Income Series II”)

Pioneer

Pioneer Variable Contracts Trust

Pioneer Equity Income VCT Portfolio Class II (“Equity Income VCT”)

Pioneer Fund VCT Portfolio Class II (“Fund VCT”)

Pioneer Mid Cap Value VCT Portfolio Class I (“Mid Cap Value VCT”)

Pioneer Real Estate Shares VCT Portfolio Class I (“Real Estate Shares VCT”)

DWS

DWS Variable Series I

DWS Bond VIP (“Bond”)

DWS Global Opportunities VIP Class B (“Global Opportunities”)

DWS Core Equity VIP Class B (“Core Equity VIP”)

DWS CROCI International VIP Class A (“International”)

DWS Government Money Market VIP (“Money Market”)

DWS Investments VIT Funds

DWS Small Cap Index VIP Class A (“Small Cap Index VIP”)

T. Rowe Price

T. Rowe Price Equity Series, Inc.

T. Rowe Price Equity Income Portfolio (“Equity Income”)

T. Rowe Price New America Growth Portfolio (“New America Growth”)

T. Rowe Price Moderate Allocation Portfolio (“Moderate Allocation”)

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio (“International Stock”)

T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Limited-Term Bond Portfolio (“Limited-Term Bond”)

Morgan Stanley

Morgan Stanley Variable Insurance Funds

Morgan Stanley VIF Emerging Markets Equity Portfolio Class I (“VIF Emerging Markets Equity”)

Morgan Stanley VIF Core Plus Fixed Income Portfolio Class I (“VIF Core Plus Fixed Income”)

The availability of some subaccounts is dependent upon the product under which each contract was written.

The following subaccounts are available but are not shown on the statements due to not having had any activity in 2021 and 2020:

DWS CROCI International VIP - B (“International B”)

Fidelity VIP Mid Cap Portfolio Service Class 2 (“VIP Mid Cap”)

Fidelity VIP Asset Manager Portfolio Initial Class (“VIP Asset Manager”)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and disclosures of assets at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The most significant estimates and assumptions include those used in investment valuation in absence of quoted market prices.

The World Health Organization declared the spread of the COVID-19 virus as a pandemic on March 11, 2020. The pandemic and actions taken against it globally in response have disrupted business activities throughout the world through 2021 and 2020 and will continue into 2022. As events and responses continue to evolve, it is not possible to reliably estimate the severity of these events on the Separate Account’s future financial statements. The Separate Account believes it has the ability to sustain its operations, maintain adequate liquidity and capital levels, and meet all obligations of policyholders as of the date these financial statements were issued.

Security Valuation and Related Investment Income - Investments are made in the portfolios of the Separate Account and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are determined based on the average cost of investments sold.

The investments of the Separate Account and Companion Life Separate Account B are jointly held in accounts with the investment managers.

Contracts in Payout (Annuitization) period - Net assets allocated to contracts in the payout period are computed according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 4.0%. The mortality risk is fully borne by Companion and may result in additional amounts being transferred into the subaccounts of the Separate Account by Companion to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Companion. These items are included in the adjustment to net assets allocated to contracts in payout year.

Federal Income Taxes - taxable income or loss of the subaccounts of the Separate Account are included in the federal taxable income of Companion, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under current provisions of the IRC, Companion does not expect to incur federal income taxes on the earnings of the subaccounts of the Separate Account to the extent that earnings are credited under the contracts. Based on this, no charge is being made currently to the subaccounts of the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the contracts in the event of changes in the tax law.

As of December 31, 2021, there were no positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase or decrease within 12 months of the reporting date.

Fair Value Measurements - Current fair value guidance requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria is summarized as follows:

Level 1 -	Inputs are unadjusted and represent quoted prices in active markets for identical assets at the measurement date.

Level 2 -	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset through correlation with market data at the measurement date.

Level 3 -	Inputs reflect management’s best estimate of what market participants would use in pricing the asset at the measurement date. Financial assets presented at fair value and categorized as Level 3 are generally those that are valued using unobservable inputs.

Each subaccount invests in shares of mutual funds, which calculate a daily net asset value based on the value of the underlying securities in the portfolio. As such, the investments held in the Separate Account were valued using Level 2 inputs as defined by the applicable fair value guidance.

Payments Received from Contract Owners - In the Statement of Operations and Changes in Net Assets, the line item “Payments received from contract owners” includes both deposits received from policyholders and the net gains and losses resulting from the timing of executed trades.

Subsequent Events - Subsequent events have been evaluated through April 15, 2022, the date these financial statements were issued.

4.	ACCOUNT CHARGES

Mortality & Expense Risk Charges:

Companion deducts a daily charge as compensation for the mortality and expense risks assumed by Companion. The annual rate is a percentage of the net asset value of each subaccount based on the following products:

Series I 1.25%	Series V 1.00%

These charges are assessed through reduction of unit values. Companion guarantees that the mortality and expense charge will not increase above these levels.

Administrative Charges:

Companion deducts a daily administrative expense charge from the net assets of the subaccounts of the Separate Account. The annual rate is a percentage of the net asset value of each subaccount based on the following products:

Series I 0.15%	Series V 0.20%

These charges are assessed through reduction of unit values. Companion guarantees that the daily administrative expense charge will not increase.

Contract Maintenance Charges:

Withdrawal Charge - Companion may deduct a withdrawal charge, expressed as a percentage of accumulation value surrendered or withdrawn. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of the withdrawal requested plus the withdrawal charge is deducted from the accumulation value on the date the request is received as a redemption of units. Withdrawal charges are applied as a percentage of the requested withdrawal and range from 0%—7%.

Transfer Fees - A transfer fee of $10 may be imposed for any non-systematic transfer in excess of twelve per contract year. The transfer fee is deducted from the amount transferred on the transfer date as a redemption of units.

Contract Fee - There is an annual contract fee of $30 that is deducted from the accumulated value on the last valuation date of each contract year or at complete surrender. The annual contract fee is waived if the accumulated value is greater than $50,000 on the last valuation date of the applicable contract year. This charge is assessed through the redemption of units. Companion guarantees that the annual contract fee will not increase.

5.	PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of net daily purchases and proceeds from net daily sales of investments for the year ended December 31, 2021 were as follows:

	Purchases	Sales
Alger
American Growth	$3,824	$16,905
American Small Capitalization	9,143	20,382

Federated
Government Money Fund II	2,121	983
Fund for U.S. Government Securities II	9,161	4,107

Fidelity
VIP Asset Manager: Growth	11,439	29,057
VIP Contrafund	3,193	7,873
VIP Equity Income	111	39,410
VIP Growth	—	3,267
VIP Index 500	492	17,461

MFS
Core Equity Portfolio	726	14,008
Emerging Growth Series	7,005	12,030
High Yield Series	3,260	3,288
Research Series	3,040	10,822
Income Series II	7,243	5,375

Pioneer
Equity Income VCT	—	102
Fund VCT	—	253
Mid Cap Value VCT	87	28,484
Real Estate Shares VCT	152	2,703

DWS
Bond	—	6,783
Global Opportunities	56	303
Core Equity VIP	—	17,135
International	6,573	8,795
Money Market	6,699	17
Small Cap Index VIP	—	83

T. Rowe Price
Equity Income	1,589	45,048
International Stock	16,120	13,599
Limited-Term Bond	5,422	3,384
New America Growth	2,912	15,945
Moderate Allocation	6,446	40,808

Morgan Stanley
VIF Emerging Markets Equity	3,502	3,063
VIF Core Plus Fixed Income	25,705	3,446

6.	ADMINISTRATION OF THE SEPARATE ACCOUNT

Companion has an administrative services agreement with Security Benefit Life Insurance Company (“Security Benefit”) to perform administrative functions on behalf of Companion with respect to the contracts comprising the Separate Account.

7.	REINSURANCE ARRANGEMENTS

Companion has a reinsurance agreement to cede to Security Benefit, on a modified coinsurance basis, certain Companion rights, liabilities and obligations in the Separate Account. The ceding of this business does not discharge Companion from its primary legal liability to a contract owner.

8.	FINANCIAL HIGHLIGHTS

A summary of units, unit values, and net assets at December 31 and investment income ratio, expense ratio and total return for the years ended December 31 follows:

	At December 31					For the years ended December 31****
	Units	Unit Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Alger
American Growth - 2021	1,542	$113.91	to	$113.91	$175,610	0.00%	1.20%	to	1.20%	10.50%	to	10.50%
American Growth - 2020	1,640	103.09	to	103.09	169,101	0.17%	1.20%	to	1.20%	65.02%	to	65.02%
American Growth -2019	1,796	62.47	to	62.47	112,192	0.00%	1.20%	to	1.20%	25.90%	to	25.90%
American Growth - 2018	2,001	49.62	to	49.62	99,320	0.00%	1.20%	to	1.20%	0.98%	to	0.98%
American Growth - 2017	2,276	49.14	to	49.14	111,854	0.00%	1.20%	to	1.20%	26.94%	to	26.94%
American Small Capitalization - 2021	1,380	68.38	to	68.38	94,333	0.00%	1.20%	to	1.20%	-7.18%	to	-7.18%
American Small Capitalization - 2020	1,508	73.67	to	73.67	111,122	0.97%	1.20%	to	1.20%	65.14%	to	65.14%
American Small Capitalization - 2019	1,800	44.61	to	44.61	80,289	0.00%	1.20%	to	1.20%	27.79%	to	27.79%
American Small Capitalization - 2018	2,308	34.91	to	34.91	80,575	0.00%	1.20%	to	1.20%	0.20%	to	0.20%
American Small Capitalization - 2017	2,567	34.84	to	34.84	89,434	0.00%	1.20%	to	1.20%	27.20%	to	27.20%
Federated
Government Money Fund II - 2021	18,885	1.22	to	1.22	23,088	0.00%	1.20%	to	1.20%	-1.61%	to	-1.61%
Government Money Fund II - 2020	17,739	1.24	to	1.24	21,950	0.21%	1.20%	to	1.20%	-0.80%	to	-0.80%
Government Money Fund II - 2019	18,997	1.25	to	1.25	23,745	1.62%	1.20%	to	1.20%	0.81%	to	0.81%
Government Money Fund II - 2018	19,707	1.24	to	1.24	24,527	1.22%	1.20%	to	1.20%	0.00%	to	0.00%
Government Money Fund II - 2017	23,277	1.24	to	1.24	28,962	0.31%	1.20%	to	1.20%	-1.59%	to	-1.59%
Fund for U.S. Government Securities II - 2021	4,503	21.33	to	21.33	96,032	2.03%	1.20%	to	1.20%	-3.22%	to	-3.22%
Fund for U.S. Government Securities II - 2020	4,217	22.04	to	22.04	92,930	1.55%	1.20%	to	1.20%	3.96%	to	3.96%
Fund for U.S. Government Securities II - 2019	8,578	21.20	to	21.20	181,839	2.37%	1.20%	to	1.20%	4.64%	to	4.64%
Fund for U.S. Government Securities II - 2018	9,481	20.26	to	20.26	192,094	2.49%	1.20%	to	1.20%	-0.73%	to	-0.73%
Fund for U.S. Government Securities II - 2017	10,301	20.41	to	20.41	210,301	2.38%	1.20%	to	1.20%	0.69%	to	0.69%
Fidelity
VIP Asset Manager - 2021	—	—	to	—	—	—	1.40%	to	1.40%	—	to	—
VIP Asset Manager - 2020	—	—	to	—	—	—	1.40%	to	1.40%	—	to	—
VIP Asset Manager - 2019	—	—	to	—	—	—	1.40%	to	1.40%	—	to	—
VIP Asset Manager - 2018	—	—	to	—	—	—	1.40%	to	1.40%	—	to	—
VIP Asset Manager - 2017 - January 1, 2017 - February 2, 2017	—	29.46	to	29.46	—	0.00%	1.40%	to	1.40%	1.97%	to	1.97%
VIP Asset Manager: Growth - 2021	3,031	50.96	to	50.96	154,474	1.39%	1.20%	to	1.20%	12.59%	to	12.59%
VIP Asset Manager: Growth - 2020	3,359	45.26	to	45.26	152,023	1.06%	1.20%	to	1.20%	15.87%	to	15.87%
VIP Asset Manager: Growth - 2019	3,410	39.06	to	39.06	133,209	1.48%	1.20%	to	1.20%	21.34%	to	21.34%
VIP Asset Manager: Growth - 2018	4,136	32.19	to	32.19	133,125	1.41%	1.20%	to	1.20%	-8.76%	to	-8.76%
VIP Asset Manager: Growth - 2017	4,810	35.28	to	35.28	169,681	1.29%	1.20%	to	1.20%	17.33%	to	17.33%
VIP Contrafund - 2021	1,626	146.79	to	146.79	238,689	0.06%	1.20%	to	1.20%	26.30%	to	26.30%
VIP Contrafund - 2020	1,643	116.22	to	116.22	190,922	0.24%	1.20%	to	1.20%	29.00%	to	29.00%
VIP Contrafund - 2019	1,658	90.09	to	90.09	149,389	0.47%	1.20%	to	1.20%	30.00%	to	30.00%
VIP Contrafund - 2018	1,883	69.30	to	69.30	130,490	0.76%	1.20%	to	1.20%	-7.50%	to	-7.50%
VIP Contrafund - 2017	1,899	74.92	to	74.92	142,311	1.01%	1.20%	to	1.20%	20.41%	to	20.41%
VIP Equity Income - 2021	5,747	66.91	to	66.91	384,542	1.94%	1.20%	to	1.20%	23.38%	to	23.38%
VIP Equity Income - 2020	6,314	54.23	to	54.23	342,370	1.63%	1.20%	to	1.20%	5.42%	to	5.42%
VIP Equity Income - 2019	6,990	51.44	to	51.44	359,567	2.06%	1.20%	to	1.20%	25.92%	to	25.92%
VIP Equity Income - 2018	7,440	40.85	to	40.85	303,942	2.28%	1.20%	to	1.20%	-9.40%	to	-9.40%
VIP Equity Income - 2017	8,550	45.09	to	45.09	385,542	1.71%	1.20%	to	1.20%	11.55%	to	11.55%
VIP Growth - 2021	623	134.66	to	134.66	83,818	0.00%	1.40%	to	1.40%	21.49%	to	21.49%
VIP Growth - 2020	640	110.84	to	110.84	70,912	0.07%	1.40%	to	1.40%	41.88%	to	41.88%
VIP Growth - 2019	657	78.12	to	78.12	51,311	0.27%	1.40%	to	1.40%	32.43%	to	32.43%
VIP Growth - 2018	676	58.99	to	58.99	39,897	0.26%	1.40%	to	1.40%	-1.57%	to	-1.57%
VIP Growth - 2017	697	59.93	to	59.93	41,752	0.22%	1.40%	to	1.40%	33.24%	to	33.24%
VIP Index 500 - 2021	3,044	68.03	to	115.71	235,501	1.26%	1.20%	to	1.40%	26.78%	to	27.04%
VIP Index 500 - 2020	3,255	53.55	to	91.27	197,468	1.62%	1.20%	to	1.40%	16.58%	to	16.82%
VIP Index 500 - 2019	3,442	45.84	to	78.29	178,224	1.87%	1.20%	to	1.40%	29.51%	to	29.78%
VIP Index 500 - 2018	5,384	35.32	to	60.45	206,469	1.89%	1.20%	to	1.40%	-5.83%	to	-5.64%
VIP Index 500 - 2017	6,238	37.43	to	64.19	251,397	1.72%	1.20%	to	1.40%	20.00%	to	20.24%
MFS
Core Equity Portfolio - 2021	2,276	71.25	to	71.25	162,164	0.44%	1.20%	to	1.20%	23.81%	to	23.81%
Core Equity Portfolio - 2020	2,443	57.55	to	57.55	140,594	0.66%	1.20%	to	1.20%	17.28%	to	17.28%
Core Equity Portfolio - 2019	2,604	49.07	to	49.07	127,762	0.82%	1.20%	to	1.20%	31.59%	to	31.59%
Core Equity Portfolio - 2018	2,825	37.29	to	37.29	105,321	0.72%	1.20%	to	1.20%	-4.99%	to	-4.99%
Core Equity Portfolio - 2017	3,395	39.25	to	39.25	133,224	0.88%	1.20%	to	1.20%	23.35%	to	23.35%

	At December 31					For the years ended December 31****
	Units	Unit Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
MFS (cont’d)
Emerging Growth Series - 2021	1,142	$124.30	to	$124.30	$141,989	0.00%	1.20%	to	1.20%	22.05%	to	22.05%
Emerging Growth Series - 2020	1,172	101.84	to	101.84	119,334	0.00%	1.20%	to	1.20%	30.28%	to	30.28%
Emerging Growth Series - 2019	1,313	78.17	to	78.17	102,664	0.00%	1.20%	to	1.20%	36.49%	to	36.49%
Emerging Growth Series - 2018	1,697	57.27	to	57.27	97,167	0.09%	1.20%	to	1.20%	1.43%	to	1.43%
Emerging Growth Series - 2017	2,011	56.46	to	56.46	113,574	0.10%	1.20%	to	1.20%	29.82%	to	29.82%
High Yield Series - 2021	775	32.73	to	32.73	25,361	5.00%	1.20%	to	1.20%	2.25%	to	2.25%
High Yield Series - 2020	767	32.01	to	32.01	24,538	5.40%	1.20%	to	1.20%	3.83%	to	3.83%
High Yield Series - 2019	753	30.83	to	30.83	23,213	5.97%	1.20%	to	1.20%	13.43%	to	13.43%
High Yield Series - 2018	871	27.18	to	27.18	23,661	5.76%	1.20%	to	1.20%	-4.23%	to	-4.23%
High Yield Series - 2017	867	28.38	to	28.38	24,596	6.52%	1.20%	to	1.20%	5.38%	to	5.38%
Research Series - 2021	1,093	81.97	to	81.97	89,578	0.56%	1.20%	to	1.20%	23%	to	23.32%
Research Series - 2020	1,181	66.47	to	66.47	78,493	0.65%	1.20%	to	1.20%	15.18%	to	15.18%
Research Series - 2019	1,336	57.71	to	57.71	77,104	0.78%	1.20%	to	1.20%	31.37%	to	31.37%
Research Series - 2018	2,280	43.93	to	43.93	100,175	0.69%	1.20%	to	1.20%	-5.53%	to	-5.53%
Research Series - 2017	2,766	46.50	to	46.50	128,602	1.37%	1.20%	to	1.20%	21.89%	to	21.89%
Income Series II - 2021	2,110	25.68	to	25.68	54,194	3.26%	1.20%	to	1.20%	-0.73%	to	-0.73%
Income Series II - 2020	2,012	25.87	to	25.87	52,048	3.67%	1.20%	to	1.20%	8.02%	to	8.02%
Income Series II - 2019	1,977	23.95	to	23.95	47,346	3.53%	1.20%	to	1.20%	10.27%	to	10.27%
Income Series II - 2018	2,505	21.72	to	21.72	54,400	3.94%	1.20%	to	1.20%	-3.17%	to	-3.17%
Income Series II - 2017	2,737	22.43	to	22.43	61,388	4.75%	1.20%	to	1.20%	4.96%	to	4.96%
Pioneer
Equity Income VCT - 2021	214	40.18	to	40.18	8,611	1.25%	1.20%	to	1.20%	23.86%	to	23.86%
Equity Income VCT - 2020	215	32.44	to	32.44	6,960	2.14%	1.20%	to	1.20%	-1.49%	to	-1.49%
Equity Income VCT - 2019	215	32.93	to	32.93	7,071	2.45%	1.20%	to	1.20%	23.75%	to	23.75%
Equity Income VCT - 2018	215	26.61	to	26.61	5,722	2.27%	1.20%	to	1.20%	-9.89%	to	-9.89%
Equity Income VCT - 2017	215	29.53	to	29.53	6,356	1.46%	1.20%	to	1.20%	13.84%	to	13.84%
Fund VCT - 2021	78	38.10	to	38.10	2,968	0.11%	1.20%	to	1.20%	26.12%	to	26.12%
Fund VCT - 2020	84	30.21	to	30.21	2,546	0.46%	1.20%	to	1.20%	22.46%	to	22.46%
Fund VCT - 2019	91	24.67	to	24.67	2,246	0.12%	1.20%	to	1.20%	29.50%	to	29.50%
Fund VCT - 2018	1,230	19.05	to	19.05	23,426	0.81%	1.20%	to	1.20%	-2.95%	to	-2.95%
Fund VCT - 2017	1,299	19.63	to	19.63	25,496	0.94%	1.20%	to	1.20%	19.91%	to	19.91%
Mid Cap Value VCT - 2021	2,415	61.76	to	61.76	149,175	0.95%	1.20%	to	1.20%	28.11%	to	28.11%
Mid Cap Value VCT - 2020	2,889	48.21	to	48.21	139,294	1.07%	1.20%	to	1.20%	0.90%	to	0.90%
Mid Cap Value VCT - 2019	2,650	47.78	to	47.78	126,605	1.38%	1.20%	to	1.20%	26.91%	to	26.91%
Mid Cap Value VCT - 2018	2,734	37.65	to	37.65	102,912	0.74%	1.20%	to	1.20%	-20.30%	to	-20.30%
Mid Cap Value VCT - 2017	3,020	47.24	to	47.24	142,681	0.81%	1.20%	to	1.20%	11.81%	to	11.81%
Real Estate Shares VCT - 2021	563	76.13	to	76.13	42,866	1.07%	1.20%	to	1.20%	39.36%	to	39.36%
Real Estate Shares VCT - 2020	596	54.63	to	54.63	32,566	1.54%	1.20%	to	1.20%	-8.46%	to	-8.46%
Real Estate Shares VCT - 2019	613	59.68	to	59.68	36,564	2.38%	1.20%	to	1.20%	26.63%	to	26.63%
Real Estate Shares VCT - 2018	708	47.13	to	47.13	33,366	2.76%	1.20%	to	1.20%	-8.34%	to	-8.34%
Real Estate Shares VCT - 2017	736	51.42	to	51.42	37,856	2.52%	1.20%	to	1.20%	2.27%	to	2.27%
DWS
Bond - 2021 - January 1, 2021 to October 28, 2021	—	22.51	to	22.51	—	4.09%	1.40%	to	1.40%	-1.44%	to	-1.44%
Bond - 2020	298	22.84	to	22.84	6,802	2.76%	1.40%	to	1.40%	7.53%	to	7.53%
Bond - 2019	299	21.24	to	21.24	6,333	3.13%	1.40%	to	1.40%	9.09%	to	9.09%
Bond - 2018	299	19.47	to	19.47	5,815	4.44%	1.40%	to	1.40%	-4.04%	to	-4.04%
Bond - 2017	299	20.29	to	20.29	6,066	2.42%	1.40%	to	1.40%	4.37%	to	4.37%
Global Opportunities - 2021	76	53.59	to	53.59	4,074	0.08%	1.20%	to	1.20%	13.27%	to	13.27%
Global Opportunities - 2020	80	47.31	to	47.31	3,791	0.49%	1.20%	to	1.20%	15.53%	to	15.53%
Global Opportunities - 2019	78	40.95	to	40.95	3,185	0.00%	1.20%	to	1.20%	19.63%	to	19.63%
Global Opportunities - 2018	111	34.23	to	34.23	3,803	0.00%	1.20%	to	1.20%	-21.69%	to	-21.69%
Global Opportunities - 2017	106	43.71	to	43.71	4,629	0.00%	1.20%	to	1.20%	18.17%	to	18.17%
Core Equity VIP - 2021	474	47.26	to	47.26	22,407	0.37%	1.20%	to	1.20%	23.43%	to	23.43%
Core Equity VIP - 2020	874	38.29	to	38.29	33,449	0.97%	1.20%	to	1.20%	14.30%	to	14.30%
Core Equity VIP - 2019	896	33.50	to	33.50	30,015	0.83%	1.20%	to	1.20%	28.35%	to	28.35%
Core Equity VIP - 2018	1,057	26.10	to	26.10	27,583	1.56%	1.20%	to	1.20%	-7.15%	to	-7.15%
Core Equity VIP - 2017	1,325	28.11	to	28.11	37,236	0.90%	1.20%	to	1.20%	19.26%	to	19.26%
International - 2021	2,362	20.26	to	20.26	47,843	2.47%	1.20%	to	1.20%	7.94%	to	7.94%
International - 2020	2,446	18.77	to	18.77	45,909	3.28%	1.20%	to	1.20%	1.40%	to	1.40%
International - 2019	2,681	18.51	to	18.51	49,632	3.02%	1.20%	to	1.20%	20.27%	to	20.27%
International - 2018	3,540	15.39	to	15.39	54,460	1.08%	1.20%	to	1.20%	-15.39%	to	-15.39%
International - 2017	3,568	18.19	to	18.19	64,909	7.15%	1.20%	to	1.20%	20.46%	to	20.46%

	At December 31					For the years ended December 31****
	Units	Unit Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
DWS (cont’d)
Money Market - 2021 - October 28, 2021 to December 31, 2021	5,407	$1.24	to	$1.24	$6,682	0.00%	1.40%	to	1.40%	0.00%	to	0.00%
Money Market - 2020	—	—	to	—	—	—	—	to	—	—	to	—
Money Market - 2019	—	—	to	—	—	—	—	to	—	—	to	—
Money Market - 2018	—	—	to	—	—	—	—	to	—	—	to	—
Money Market - 2017	—	—	to	—	—	—	—	to	—	—	to	—
Small Cap Index VIP - 2021	163	41.32	to	41.32	6,755	0.88%	1.20%	to	1.20%	13.11%	to	13.11%
Small Cap Index VIP - 2020	163	36.53	to	36.53	5,972	0.91%	1.20%	to	1.20%	17.99%	to	17.99%
Small Cap Index VIP - 2019	163	30.96	to	30.96	5,061	1.07%	1.20%	to	1.20%	23.74%	to	23.74%
Small Cap Index VIP - 2018	163	25.02	to	25.02	4,091	1.05%	1.20%	to	1.20%	-12.30%	to	-12.30%
Small Cap Index VIP - 2017	163	28.53	to	28.53	4,664	0.93%	1.20%	to	1.20%	12.95%	to	12.95%
T. Rowe Price
Equity Income - 2021	9,478	76.03	to	84.65	725,877	1.63%	1.20%	to	1.40%	23.79%	to	24.05%
Equity Income - 2020	9,972	61.29	to	68.38	615,607	2.00%	1.20%	to	1.40%	-0.23%	to	-0.03%
Equity Income - 2019	10,343	61.31	to	68.54	638,751	2.37%	1.20%	to	1.40%	24.64%	to	24.89%
Equity Income - 2018	11,149	49.09	to	54.99	551,245	2.09%	1.20%	to	1.40%	-10.77%	to	-10.60%
Equity Income - 2017	12,196	54.91	to	61.63	674,952	1.72%	1.20%	to	1.40%	14.41%	to	14.63%
International Stock - 2021	7,775	29.25	to	29.25	227,398	0.61%	1.20%	to	1.20%	0.10%	to	0.10%
International Stock - 2020	7,599	29.22	to	29.22	222,023	0.52%	1.20%	to	1.20%	13.08%	to	13.08%
International Stock - 2019	8,003	25.84	to	25.84	206,792	2.36%	1.20%	to	1.20%	26.23%	to	26.23%
International Stock - 2018	8,906	20.47	to	20.47	182,282	1.34%	1.20%	to	1.20%	-13.41%	to	-15.24%
International Stock - 2017	9,848	23.64	to	24.15	237,729	1.07%	1.20%	to	1.40%	26.08%	to	26.37%
Limited-Term Bond - 2021	3,390	17.98	to	17.98	60,969	1.37%	1.20%	to	1.20%	-1.10%	to	-1.10%
Limited-Term Bond - 2020	3,238	18.18	to	18.18	58,863	1.59%	1.20%	to	1.20%	3.47%	to	3.47%
Limited-Term Bond - 2019	4,769	17.57	to	17.57	83,796	2.13%	1.20%	to	1.20%	3.11%	to	3.11%
Limited-Term Bond - 2018	11,451	17.04	to	17.04	195,162	2.02%	1.20%	to	1.20%	-0.06%	to	-0.06%
Limited-Term Bond - 2017	11,956	17.05	to	17.05	203,842	1.48%	1.20%	to	1.40%	-0.18%	to	-0.18%
New America Growth - 2021	1,932	131.75	to	143.10	263,067	0.00%	1.20%	to	1.40%	19.11%	to	19.35%
New America Growth - 2020	2,008	110.39	to	120.14	263,067	0.00%	1.20%	to	1.40%	42.35%	to	42.64%
New America Growth - 2019	2,242	77.39	to	84.40	178,999	0.41%	1.20%	to	1.40%	33.04%	to	33.32%
New America Growth - 2018	2,452	58.05	to	63.44	146,686	0.16%	1.20%	to	1.40%	-0.25%	to	-0.07%
New America Growth - 2017	2,769	58.09	to	63.60	165,870	0.11%	1.20%	to	1.40%	32.56%	to	32.84%
Moderate Allocation - 2021	4,666	63.24	to	63.24	295,048	1.03%	1.20%	to	1.20%	8.75%	to	8.75%
Moderate Allocation - 2020	5,172	58.15	to	58.15	300,758	1.24%	1.20%	to	1.20%	13.15%	to	13.15%
Moderate Allocation - 2019	5,392	51.39	to	51.39	277,101	1.88%	1.20%	to	1.20%	18.36%	to	18.36%
Moderate Allocation - 2018	7,068	43.42	to	43.42	306,881	1.80%	1.20%	to	1.20%	-6.20%	to	-6.20%
Moderate Allocation - 2017	8,054	46.29	to	46.29	372,870	1.53%	1.20%	to	1.20%	15.99%	to	15.99%
Morgan Stanley
VIF Emerging Markets Equity - 2021	1,353	31.11	to	31.11	42,079	0.82%	1.20%	to	1.20%	1.77%	to	1.77%
VIF Emerging Markets Equity - 2020	1,319	30.57	to	30.57	40,315	1.25%	1.20%	to	1.20%	13.05%	to	13.05%
VIF Emerging Markets Equity - 2019	1,345	27.04	to	27.04	36,374	1.03%	1.20%	to	1.20%	18.18%	to	18.18%
VIF Emerging Markets Equity - 2018	1,337	22.88	to	22.88	30,604	0.44%	1.20%	to	1.20%	-18.49%	to	-18.49%
VIF Emerging Markets Equity - 2017	1,250	28.07	to	28.07	35,085	0.77%	1.20%	to	1.20%	33.48%	to	33.48%
VIF Core Plus Fixed Income - 2021	6,740	22.00	to	22.00	148,251	4.10%	1.20%	to	1.20%	-1.48%	to	-1.48%
VIF Core Plus Fixed Income - 2020	5,654	22.33	to	22.33	126,294	2.78%	1.20%	to	1.20%	6.49%	to	6.49%
VIF Core Plus Fixed Income - 2019	5,671	20.97	to	20.97	118,928	3.16%	1.20%	to	1.20%	9.56%	to	9.56%
VIF Core Plus Fixed Income - 2018	9,366	19.14	to	19.14	179,284	2.74%	1.20%	to	1.20%	-1.85%	to	-1.85%
VIF Core Plus Fixed Income - 2017	10,596	19.50	to	19.50	206,658	3.53%	1.20%	to	1.20%	4.95%	to	4.95%

*

These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the distribution of dividends by the underlying portfolio in which the subaccount invests.

**

These ratios represent the annualized contract expenses of the Separate Account for each year indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

***

These ratios represent the total return for the period indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each year indicated or from the effective date through the end of the reporting year or liquidation date.

****	Funds listed with date ranges represent partial year investments in funds. Unit values displayed represent unit value at disposition date.